Borrowings - Components (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term borrowings:
Bank loan (i)	¥ 5,310,000		¥ 1,550,000
Current portion of convertible notes(ii)	1,071,345
Current portion of long-term borrowings(iii)	1,562,777	$ 242,539	380,560
Current portion of loan from joint investor(iv)	451,592
Long-term borrowings:
Bank loan (iii)	52,220		303,822
Convertible notes (ii)	9,774,392		5,196,507
Loan from joint investor (iv)			437,950
Total	¥ 16,699,389		¥ 7,868,839